Annual Total Returns - Franklin Kentucky Tax-Free Income Fund [BarChart] - Franklin Tax-Free Trust - TF2-21 - Franklin Kentucky Tax-Free Income Fund - Class A	Mar. 08, 2021
Bar Chart Table:
Annual Return 2010	1.40%
Annual Return 2011	10.20%
Annual Return 2012	7.88%
Annual Return 2013	(5.15%)
Annual Return 2014	10.23%
Annual Return 2015	1.55%
Annual Return 2016	1.12%
Annual Return 2017	3.01%
Annual Return 2018	1.01%
Annual Return 2019	5.55%